Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / €	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Future Minimum Contractual Charter Revenue [Abstract]
2020	$ 45,736
2021	44,234
2022	29,475
2023	5,035
Total	$ 124,480
Lease term of new office spaces	5 years
Renewal term of new office spaces	5 years
Monthly rent	$ 15	€ 13,000
Exchange rate | $ / €	1.1234
Annual percentage inflation adjustment	1.00%
Office Rental Obligations [Abstract]
2020	$ 127
2021	180
2022	182
2023	53
Total	542
Less: imputed interest	116
Present value of lease liabilities	426
Lease liabilities, current	108		$ 118
Lease liability, non-current	$ 318		$ 497
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	1 month
Renewal term of time charter agreements	11 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	60 months
Renewal term of time charter agreements	27 months